UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments

U.S. TREASURY SECURITIES CASH FUND
Portfolio of Investments (unaudited)					September 30, 2004

UNITED STATES
GOVERNMENT		Coupon	Maturity	Principal
OBLIGATIONS 70.05%		Rate	Date	Amount	Value

United States Treasury Bills 46.66%
	Yield	1.39%	10/07/04	$20,000,000	$19,995,375
	Yield	1.61%	10/21/04	10,000,000	9,991,083
	Yield	1.60%	10/28/04	10,000,000	9,988,000
	Yield	1.66%	01/13/05	10,000,000	9,952,189
					49,926,647

United States Treasury Notes 23.39%
		2.00%	11/30/04	15,000,000	15,019,098
		1.50%	02/28/05	10,000,000	10,007,363
					25,026,461

Total United States Government Obligations					74,953,108
(cost $74,953,108)

REPURCHASE AGREEMENTS 33.08%

Joint Tri-Party Repurchase Agreements,
09/30/04, collateralized by U.S.
Treasury securities held in joint
tri-party repurchase accounts:

1.73% Credit Suisse First Boston,
repurchase price $20,000,961		1.73%	10/01/04	20,000,000	20,000,000
1.73% UBS Financial Services, Inc.,
repurchase price $15,393,525		1.73%	10/01/04	15,392,785	15,392,785
Total Repurchase Agreements					35,392,785
(cost $35,392,785)

Total Investments 103.13%					110,345,893
(cost $110,345,893)
Other assets and liabilities, net (3.13)%					(3,346,291)

NET ASSETS 100%					$106,999,602

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Portfolio of Investments (unaudited)					September 30, 2004

UNITED STATES
GOVERNMENT AND		Coupon	Maturity	Principal
AGENCY OBLIGATIONS 99.92%		Rate	Date	Amount	Value

Federal Farm Credit Bank 23.44%
Discount Notes:
	Yield	1.66%	10/04/04	$50,000,000	$49,993,083
	Yield	1.68%	10/13/04	20,000,000	19,988,800
Fixed Rates:
		3.875%	12/15/04	6,640,000	6,668,942
		5.90%	01/10/05	2,685,000	2,715,224
		5.70%	01/18/05	1,200,000	1,213,848
		3.875%	02/01/05	5,000,000	5,032,426
		1.25%	04/07/05	4,000,000	3,982,828
		1.50%	04/21/05	2,428,000	2,428,000
Variable Rate:
		1.74%	08/23/05	10,000,000	9,999,550
					102,022,701

Federal Home Loan Bank 76.48%
Discount Notes:
	Yield	1.54%	10/01/04	93,537,000	93,537,000
	Yield	1.63%	10/06/04	32,600,000	32,592,614
	Yield	1.52%	10/08/04	9,486,000	9,483,190
	Yield	1.59%	10/13/04	34,000,000	33,981,940
	Yield	1.47%	10/15/04	20,000,000	19,988,527
	Yield	1.55%	10/20/04	11,100,000	11,090,920
	Yield	1.73%	10/27/04	17,589,000	17,567,024
	Yield	1.60%	10/29/04	9,020,000	9,008,775
	Yield	1.54%	11/05/04	18,818,000	18,789,837
	Yield	1.67%	11/10/04	10,000,000	9,981,444
	Yield	1.62%	11/19/04	10,000,000	9,977,896
Fixed Rates:
		3.375%	11/15/04	3,000,000	3,006,152
		6.25%	11/15/04	3,780,000	3,802,007
		6.50%	11/15/04	2,000,000	2,012,250
		4.00%	12/01/04	3,000,000	3,011,390
		3.875%	12/15/04	8,100,000	8,137,971
		4.125%	01/14/05	5,000,000	5,038,809
		4.375%	02/15/05	5,000,000	5,056,550
		1.50%	03/01/05	5,000,000	5,000,000
		1.40%	04/01/05	5,000,000	5,000,000
		4.15%	04/26/05	2,000,000	2,022,914
		1.50%	05/04/05	5,000,000	5,000,000
		1.55%	05/06/05	5,000,000	5,000,000
		6.22%	05/12/05	1,000,000	1,024,438
		1.65%	05/17/05	5,000,000	5,000,000
		1.70%	05/23/05	5,000,000	5,000,000
		1.75%	08/12/05	3,700,000	3,682,646
					332,794,294

Total Investments 99.92%					434,816,995
(cost $434,816,995)
Other assets and liabilities, net 0.08%					354,473

NET ASSETS 100%					$435,171,468

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
Portfolio of Investments (unaudited)					September 30, 2004

		Coupon	Maturity	Principal
MUNICIPAL BONDS 92.81%		Rate	Date	Amount	Value

Alabama 3.17%
DCH Health Care Authority Facilities Revenue		5.00%	06/01/09	$250,000	$269,110
University Alabama, Series A		5.00%	09/01/09	300,000	329,094
					598,204

Arizona 2.90%
Arizona State Transportation Board, Series A		5.00%	07/01/09	300,000	329,832
Maricopa County, Arizona Unified School District, GO		4.85%	07/01/11	200,000	216,670
					546,502

Arkansas 2.18%
Arkansas State Community Water System Public Water
Authority Revenue		2.40%	10/01/05	200,000	200,718
Little Rock Arkansas Health Facilities Board Hospital Revenue		6.80%	11/01/05	200,000	210,634
					411,352

California 7.84%
Association of Bay Area Governments (ABAG) Finance
Authority, Series C		4.00%	03/01/08	100,000	101,944
California State, GO		6.40%	02/01/06	500,000	530,720
Chino Basin Regional Financing Authority Revenue		7.00%	08/01/06	250,000	272,862
Modesto Irrigation District Financing Authority Revenue Domestic
Water Project, Series C		5.75%	09/01/15	200,000	211,710
Santa Clara County Financing Authority Revenue		4.00%	08/01/06	350,000	361,693
					1,478,929

Colorado 2.86%
Adams & Arapahoe Counties Joint School District, Series C, GO		5.75%	12/01/07	100,000	110,011
Platte River Power Authority Revenue, Series FF		5.00%	06/01/07	400,000	428,620
					538,631

Connecticut 3.45%
Bridgeport, Series A, GO		6.00%	03/01/06	200,000	211,718
Connecticut State, Series C, GO		5.00%	12/15/08	400,000	439,408
					651,126

Delaware 3.44%
Delaware State, Series A, GO		4.25%	03/01/09	400,000	427,660
Delaware Transportation Authority System Revenue		5.50%	07/01/08	200,000	221,508
					649,168

District of Columbia 0.89%
District of Columbia, Unrefunded, Series B		5.50%	06/01/09	150,000	167,578

Florida 3.75%
Florida State Board of Education Capital Outlay, Series B, GO		5.25%	06/01/11	175,000	190,734
Hillsborough County Industrial Development Authority
Hospital Revenue		3.50%	10/01/09	205,000	203,723
Jacksonville Transportation Authority, GO		6.50%	07/01/07	280,000	312,376
					706,833

Georgia 5.66%
Atlanta Development Authority Revenue, Series A		5.25%	07/01/12	375,000	403,631
Coweta County School District, GO		4.00%	08/01/06	175,000	181,773
Georgia Municipal Electric Authority Power Revenue, Series A		5.30%	01/01/07	100,000	107,278
Marietta Georgia Development Authority Revenue		3.00%	09/15/08	375,000	375,135
					1,067,817

Illinois 1.29%
Chicago Water Revenue (ZCB)		0.00%	11/01/08	275,000	243,939

Indiana 1.31%
Indianapolis, Indiana Local Public Improvement Bond Bank,
Series D		6.60%	02/01/07	225,000	247,122

Kentucky 1.50%
Kentucky Infrastructure Authority Revenue, Series K		3.00%	08/01/05	280,000	282,038

Maryland 2.17%
Baltimore County, GO Unlimited Tax		5.00%	06/01/05	165,000	168,706
Maryland State Economic Development Corporation Student Housing
Revenue, Frostburg State University Project		3.25%	10/01/04	240,000	240,000
					408,706

Massachusetts 1.29%
Massachusetts State Health & Educational Facilities Authority
Revenue, Series D		5.00%	10/01/07	135,000	134,629
Massachusetts State, Series C, GO		4.625%	10/01/08	100,000	108,020
					242,649

Michigan 1.77%
Detroit, Michigan Local Development Financial Authority, Series A		5.20%	05/01/10	130,000	135,893
Michigan Municipal Board Authority Revenue		3.00%	11/01/09	200,000	197,426
					333,319

Mississippi 3.19%
Mississippi Development Bank Special Obligation		3.25%	11/01/07	300,000	301,743
Mississippi Hospital Equipment & Facilities Authority Revenue		3.45%	04/01/07	300,000	299,715
					601,458

Nevada 2.73%
Nevada State Municipal Bond Bank Project #51, Series A, GO		5.10%	01/01/08	250,000	259,398
Washoe County Gas & Water Facilities, Revenue		6.30%	12/01/14	250,000	254,465
					513,863

New Jersey 3.21%
Jersey City, GO		6.00%	10/01/05	110,000	114,663
New Jersey State		5.125%	05/01/10	250,000	276,620
Washington Township Board of Education, GO		5.10%	02/01/08	200,000	214,184
					605,467

New Mexico 0.63%
New Mexico State Highway Commission Revenue		3.75%	06/15/06	115,000	118,841

New York 10.55%
Hempstead Township, Series B, GO Unlimited Tax		5.375%	11/15/10	120,000	131,676
New York City Transitional Financial Authority Revenue, Series A		5.25%	11/01/08	225,000	248,438
New York, New York, Series B		5.25%	08/01/09	200,000	219,710
New York, New York, Series C		3.50%	08/01/07	300,000	309,111
New York State, GO		5.00%	03/01/08	250,000	270,533
New York State, Local Highway & Bridge, Series A		5.375%	04/01/10	200,000	219,520
New York State, Medical Care Facilities Financial Agency
Revenue, Series D		5.10%	02/15/06	250,000	262,670
Schenectady Metroplex Development Authority Revenue, Series A		5.00%	12/15/12	110,000	119,040
Tobacco Settlement Financing Corp., Series B		4.00%	06/01/07	200,000	207,762
					1,988,460

North Carolina 1.01%
North Carolina Eastern Municipal Power Agency Revenue,
Refunding, Series A		5.60%	01/01/10	175,000	190,932

Ohio 1.13%
Ohio State Higher Education, Series B, GO		4.25%	11/01/07	200,000	212,358

Oregon 1.86%
Clackamas County Hospital Facilities Authority Revenue		5.00%	05/01/07	200,000	212,378
Oregon State Department Transportation Highway		5.00%	11/15/09	125,000	138,165
					350,543

Puerto Rico 1.09%
Puerto Rico Commonwealth Highway & Transportation Authority
Revenue, Series F		5.00%	07/01/05	200,000	204,478

South Carolina 1.16%
Horry County Hospitality Fee Special Obligation		5.00%	04/01/10	200,000	218,160

Tennessee 1.62%
Shelby County Tennessee Health Educational & Housing Facilities
Board Revenue		5.15%	07/01/07	300,000	305,253

Texas 14.00%
Arlington Refunded, Series A		5.00%	08/15/08	200,000	218,520
Austin Utility System Revenue, Series A		5.375%	11/15/05	150,000	151,995
Bexar County Refunded, GO		5.40%	06/15/12	200,000	210,958
Gulf Coast Industrial Development Authority Pollution
Control Revenue		4.95%	07/01/07	385,000	416,397
Killeen, Texas Independent School District System, GO		5.00%	02/15/09	400,000	430,828
San Antonio Water System Revenue		5.00%	05/15/13	100,000	108,779
Southwest Higher Education Authority		4.30%	10/01/09	300,000	313,977
Texas State Affordable Housing Corp.		4.00%	11/01/06	265,000	265,464
Texas State Water Development Board Revenue, Series A		5.125%	07/15/09	290,000	305,846
Texas Turnpike Authority Revenue		5.00%	06/01/08	200,000	217,576
					2,640,340

Utah 1.14%
Utah Transit Authority Sales Tax & Transportation Revenue		4.90%	12/15/09	200,000	215,656

Virginia 2.56%
Virginia Commonwealth Transportation Board		4.00%	05/15/07	460,000	482,926

Washington 0.59%
Clark County, Washington School District, GO Unlimited		5.125%	12/01/11	100,000	111,756

Wisconsin 0.87%
Milwaukee, Wisconsin, Series L, GO		4.60%	12/15/13	150,000	163,026

Total Municipal Bonds					17,497,430
(cost $17,151,343)

REPURCHASE AGREEMENT 6.15%

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 09/30/04,
1.73%, due 10/01/04, repurchase price $1,160,824, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $1,160,768)		1.73%	10/01/04	1,160,768	1,160,768

Total Investments 98.96%					18,658,198
(cost $18,312,111)
Other assets and liabilities, net 1.04%					195,414

NET ASSETS 100%					$18,853,612

See notes to portfolios of investments.

TAX FREE FUND
Portfolio of Investments (unaudited)					September 30, 2004

		Coupon	Maturity	Principal
MUNICIPAL BONDS 95.90%		Rate	Date	Amount	Value

Alabama 3.58%
Alabama State, GO Unlimited, Series A		4.00%	09/01/08	$600,000	$633,966
Alabama State, GO Unlimited, Series A		4.625%	09/01/22	375,000	384,371
					1,018,337

Arizona 3.86%
Glendale, Arizona Water & Sewer Revenue		5.00%	07/01/14	700,000	772,009
Salt River Project Agricultural Improvement &
Power District Electric System Revenue		6.00%	01/01/07	300,000	326,205
					1,098,214

Arkansas 3.56%
Arkansas State Community Water System Public
Water Authority Revenue		2.40%	10/01/05	300,000	301,077
Gravette Arkansas School District, GO Unlimited,
Series B		4.00%	06/01/09	290,000	302,612
Nettleton Arkansas Special School District, GO Limited		4.20%	06/01/14	400,000	407,448
					1,011,137

California 8.88%
California State, GO Unlimited		5.00%	02/01/25	320,000	327,488
Los Angeles, California University School District,
GO Unlimited, Series A		5.375%	07/01/18	790,000	886,372
New Haven, California University School District,
GO Unlimited		5.75%	08/01/19	1,145,000	1,310,876
					2,524,736

Colorado 0.55%
Colorado Health Facility Authority Revenue		5.00%	09/01/16	150,000	155,505

Florida 2.75%
Florida Board of Education Capital Outlay, GO
Unlimited Tax, Refunding, Series A		6.625%	06/01/07	270,000	282,207
St. Lucie County Florida Sales Tax Revenue		5.25%	10/01/23	465,000	499,577
					781,784

Georgia 2.60%
Atlanta Development Authority Revenue		5.25%	07/01/22	500,000	524,620
Georgia Municipal Electric Authority Power Revenue,
Series A		5.30%	01/01/07	200,000	214,556
					739,176

Illinois 5.68%
Du Page County, Refunding		5.60%	01/01/21	490,000	568,900
Illinois Development Financing Authority Hospital
Revenue, Adventist Health Systems		5.65%	11/15/24	435,000	449,629
Illinois Development Financing Authority Revenue
Presbyterian Home Lake Project, Series B		6.25%	09/01/17	250,000	272,002
Illinois Regional Transportation Authority Revenue,
Series A		7.20%	11/01/20	250,000	325,512
					1,616,043

Iowa 1.86%
Polk County Revenue Catholic Health Initiatives,
Series A		5.125%	12/01/11	500,000	528,535

Kansas 3.99%
Kansas State Development Finance Authority
Hospital Revenue, Series Z		5.00%	12/15/12	500,000	545,545
University of Kansas Hospital Authority Health
Facilities Revenue		5.625%	09/01/27	570,000	588,901
					1,134,446

Maryland 5.26%
Baltimore, Maryland Water Project Revenue, Series A		5.00%	07/01/24	320,000	347,392
Maryland State Department of Transportation		5.00%	11/01/10	750,000	830,872
Maryland State Health & Higher Educational Facilities
Authority Revenue		5.75%	07/01/21	300,000	317,259
					1,495,523

Michigan 4.38%
Belding Area Schools, Refunding		5.00%	05/01/18	390,000	405,483
Detroit, Michigan Local Development Financing
Authority, Refunding, Series A		5.375%	05/01/18	300,000	306,495
Michigan State Hospital Finance Authority Revenue		4.90%	05/15/13	500,000	534,805
					1,246,783

Missouri 8.60%
Missouri State Health & Educational Facilities
Authority Revenue, Series D		1.55%	09/01/30	2,000,000	2,000,000
St. Louis Airport Development Program, Series A		5.00%	07/01/11	400,000	444,096
					2,444,096

New Jersey 3.95%
New Jersey Health Care Facilities Financing
Authority Revenue		4.375%	07/01/10	460,000	485,314
New Jersey State Housing & Management Financing
Agency Revenue, Series G		2.90%	04/01/08	290,000	292,015
New Jersey State Transportation Authority, Series A		5.00%	06/15/13	315,000	347,316
					1,124,645

New Mexico 0.73%
New Mexico State Highway Commission Revenue		3.75%	06/15/06	200,000	206,680

New York 4.88%
Albany Parking Authority Revenue		5.00%	07/15/09	400,000	424,400
New York, GO Unlimited, Series H		5.25%	03/15/14	450,000	483,318
New York, GO Unlimited, Series J		5.00%	05/15/12	250,000	267,098
Saratoga County Industrial Development Agency
Civic Facility Revenue, Series A		5.00%	12/01/09	200,000	213,294
					1,388,110

North Carolina 1.92%
North Carolina Eastern Municipal Power Agency
Revenue, Refunding, Series A		5.60%	01/01/10	500,000	545,520

Ohio 4.34%
Akron, Ohio Refunding & Improvement, GO Limited		5.25%	12/01/20	380,000	415,325
Ohio State Mental Health Facilities Revenue		5.50%	06/01/15	300,000	333,642
Olentangy Local School District, GO Limited Tax,
Series A		6.25%	12/01/15	240,000	246,684
South Euclid Special Assessment, GO Limited Tax		6.70%	12/01/14	200,000	237,432
					1,233,083

Pennsylvania 1.90%
Chester County Health & Educational Facilities
Authority Revenue		5.00%	05/15/08	250,000	271,085
Philadelphia Hospital & Higher Educational Facilities
Authority Revenue		4.95%	06/15/06	265,000	269,635
					540,720

Puerto Rico 1.11%
Puerto Rico Electric Power Authority Revenue,
Series II		5.125%	07/01/26	300,000	315,243

Rhode Island 3.84%
North Providence, GO Unlimited Tax, Series A		6.05%	07/01/13	500,000	562,300
Rhode Island State Health & Educational Building
Corporation Revenue		6.50%	08/15/32	500,000	528,935
					1,091,235

South Carolina 0.90%
South Carolina Jobs Economic Development
Authority Revenue		5.00%	11/01/23	250,000	256,958

Texas 7.58%
Austin Utility System Revenue, Series A		5.375%	11/15/05	225,000	227,993
Austin, Texas, GO		5.00%	09/01/16	565,000	594,194
Duncanville, Texas Independent School District,
GO Unlimited, Series B		5.25%	02/15/32	500,000	516,290
Texas Turnpike Authority Revenue		5.00%	06/01/08	750,000	815,910
					2,154,387

Utah 1.13%
Weber County School District, Series A		5.15%	06/15/08	300,000	321,717

Vermont 1.04%
Vermont Educational & Health Buildings Financing
Agency Revenue, Vermont Law School Project,
Series A		5.375%	01/01/23	300,000	295,653

Virginia 2.95%
Riverside Virginia Regional Jail Authority Facilities
Revenue		5.00%	07/01/11	750,000	837,510

Washington 4.08%
Bellevue, Washington, GO		5.00%	12/01/13	790,000	883,094
King & Snohomish Counties' School District, Series C		5.00%	06/15/10	250,000	275,675
					1,158,769

Total Municipal Bonds					27,264,545
(cost $26,182,711)

REPURCHASE AGREEMENT 4.33%

Joint Tri-Party Repurchase Agreement, UBS
Financial Services, Inc., 09/30/04, 1.73%, due 10/01/04,
repurchase price $1,232,140, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account (cost $1,232,081)		1.73%	10/01/04	1,232,081	1,232,081

Total Investments 100.23%					28,496,626
(cost $27,414,792)
Other assets and liabilities, net (0.23)%					(65,344)

NET ASSETS 100%					$28,431,282

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
Portfolio of Investments (unaudited)					September 30, 2004

COMMON STOCKS AND WARRANTS 89.40%				Shares	Value

Aerospace/Defense 1.63%
The Boeing Co.				6,000	$309,720

Apparel 0.62%
NIKE, Inc., Class B				1,500	118,200

Banks 3.67%
Bank of America Corp.				12,000	519,960
UnionBanCal Corp.				3,000	177,630
					697,590

Biotechnology 1.49%
Amgen, Inc.				5,000	283,400	*

Chemicals & Allied Products 2.01%
Air Products & Chemicals, Inc.				2,500	135,950
Dow Chemical Co.				2,300	103,914
Hercules, Inc.				10,000	142,500	*
					382,364

Chemicals - Diversified 0.94%
Georgia Gulf Corp.				4,000	178,360

Computer & Office Equipment 1.40%
Cisco Systems, Inc.				5,000	90,500	*
Dell Inc.				2,240	79,744	*
Juniper Networks Inc.				4,074	96,146	*
					266,390

Computer Services 1.08%
EarthLink, Inc.				20,000	206,000	*

Construction 1.11%
KB HOME				2,500	211,225

Cosmetics 0.92%
Avon Products, Inc.				4,000	174,720

Data Processing & Software 1.63%
Microsoft Corp.				10,000	276,500
Stockgroup Information Systems, Inc.				110,000	33,000	*
					309,500

E-Commerce / Services 4.59%
eBay, Inc.				6,000	551,640	*
Symantec Corp.				4,000	219,520	*
Yahoo! Inc.				3,000	101,730	*
					872,890

Electronics & Components 2.51%
Analog Devices, Inc.				6,000	232,680
Broadcom Corp., Class A				9,000	245,610	*
					478,290

Financial Services 6.48%
American Express Co.				4,600	236,716
Capital One Financial Corp.				1,900	140,410
J.P. Morgan Chase & Co.				4,700	186,731
Prudential Financial, Inc.				5,000	235,200
U.S. Bancorp				15,000	433,500
					1,232,557

Forestry 0.95%
Rayonier, Inc.				4,000	180,960

Healthcare Equipment & Facilities 4.30%
Bausch & Lomb, Inc.				4,500	299,025
Renal Care Group, Inc.				4,000	128,920	*
The Cooper Companies, Inc.				4,500	308,475
VCA Antech, Inc.				4,000	82,520	*
					818,940

Hotels 2.12%
Choice Hotels International, Inc.				7,000	403,130

Household Appliances 2.82%
General Electric Co.				16,000	537,280

Household Products 1.14%
The Proctor & Gamble Co.				4,000	216,480

Industrial Components 1.02%
Rockwell Automation, Inc.				5,000	193,500

Insurance 0.83%
ProAssurance Corp.				4,500	157,590	*

Investment Trusts 1.66%
Nasdaq-100 Index Tracking Stock				9,000	316,350	*

Manufacturing 5.04%
Illinois Tool Works, Inc.				1,400	130,438
KLA-Tencor Corp.				6,000	248,880	*
Terex Corp.				3,000	130,200	*
Textron, Inc.				7,000	449,890
					959,408

Metal & Mineral Mining 5.99%
Alcan, Inc.				2,000	95,600
Bema Gold Corp., Warrants (October 2007)				25,000	47,493	*
Joy Global, Inc.				5,000	171,900
Phelps Dodge Corp.				2,000	184,060
United States Steel Corp.				1,000	37,620
Westmoreland Coal Co.				3,000	76,800	*
Wheaton River Minerals Ltd., Warrants (March 2007)				125,000	237,464	*
Wheaton River Minerals Ltd., Warrants (May 2007)				150,000	289,706	*
					1,140,643

Oil & Gas Drilling 3.90%
Nabors Industries, Inc.				2,000	94,700	*
Patterson-UTI Energy, Inc.				12,000	228,840
Rowan Companies, Inc.				5,000	132,000	*
Transocean, Inc.				8,000	286,240	*
					741,780

Oil & Gas Exploration & Production 1.75%
Chesapeake Energy Corp.				8,000	126,640
Talisman Energy, Inc.				8,000	207,419
					334,059

Oil & Gas Refining & Marketing 1.26%
Valero Energy Corp.				3,000	240,630

Oil & Gas Royalty Trust 2.15%
Enerplus Resources Fund				6,000	195,120
San Juan Basin Royalty Trust				7,000	213,570
					408,690

Oil & Gas Services & Equipment 0.49%
Varco International, Inc.				3,500	93,870	*

Paper Products 0.51%
Smurfit-Stone Container Corp.				5,000	96,850	*

Pharmaceuticals 2.60%
Eli Lilly & Co.				2,000	120,100
Johnson & Johnson				5,000	281,650
Wyeth				2,500	93,500
					495,250

Retail 8.31%
7-Eleven, Inc.				6,400	127,872	*
American Eagle Outfitters, Inc.				12,000	442,200
Costco Wholesale Corp.				3,000	124,680
Starbucks Corp.				10,000	454,600	*
Urban Outfitters, Inc.				7,000	240,800	*
Wal-Mart Stores, Inc.				3,580	190,456
					1,580,608

Telecommunications 4.57%
BellSouth Corp.				3,000	81,360
QUALCOMM, Inc.				12,000	468,480
Stream Communications Network, Inc.				190,000	123,500	*
Verizon Communications, Inc.				5,000	196,900
					870,240

Transportation 2.42%
Burlington Northern Santa Fe Corp.				12,000	459,720

Utilities 1.87%
Duke Energy Corp.				10,000	228,900
Sempra Energy				3,500	126,665
					355,565

Wholesale & Distribution 3.62%
Hughes Supply, Inc.				16,000	481,120
Masco Corp.				6,000	207,180
					688,300

Total Common Stocks and Warrants					17,011,049
(cost $15,202,287)

				Principal
REPURCHASE AGREEMENT 9.91%				Amount	Value

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 09/30/04,				$1,885,648	$1,885,648
1.73%, due 10/01/04, repurchase price $1,885,739, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $1,885,648)

Total Investments 99.31%					18,896,697
(cost $17,087,935)
Other assets and liabilities, net 0.69%					130,995

NET ASSETS 100%					$19,027,692

See notes to portfolios of investments.

CHINA REGION OPPORTUNITY FUND
Portfolio of Investments (unaudited)					September 30, 2004

COMMON STOCKS AND WARRANTS 92.65%				Shares	Value

Apparel 0.41%
Li & Fung Ltd.				100,000	$142,984

Automobile 0.24%
Denway Motors Ltd.				250,000	83,354

Banking & Financial Services 9.13%
Cathay Financial Holdings Co., Ltd.				100,000	188,346
Hong Kong Exchanges & Clearing Ltd.				150,000	340,468
HSBC Holdings plc				75,000	1,197,003
HSBC Holdings plc, Sponsored ADR				1,000	79,800
NETeller plc				53,000	239,326	*
SE Global Equities Corp.				387,500	116,250	*
Standard Chartered plc				14,000	240,571
Wing Hang Bank Ltd.				120,000	784,807
					3,186,571

Building Materials 0.62%
Anhui Conch Cement Co., Ltd., H Shares				150,000	214,475

Chemicals & Allied Products 4.18%
Kingboard Chemical Holdings Ltd.				400,000	823,277
Kingboard Chemical Holdings Ltd., Warrants (December 2006)				40,000	0	*
Sinopec Beijing Yanhua Petrochemical Co., Ltd., H shares				600,000	242,367
Sinopec Yizheng Chemical Fibre Co., Ltd., H shares				800,000	183,634
Sinopec Zhenhai Refining and Chemical Co., Ltd., H shares				200,000	210,308
					1,459,586

Conglomerates 1.73%
China Merchants Holdings International Co., Ltd.				400,000	602,711

Education 1.89%
Capital Alliance Group, Inc.				1,600,332	658,703	*+

Electronic Equipment 6.53%
Samsung Electronics, GDR Non-Voting Shares, 144A				2,000	396,000
Skyworth Digital Holdings Ltd.				1,200,000	327,003
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR				20,000	142,800
Techtronic Industries Co., Ltd.				650,000	1,279,478
United Microelectronics Corp., Sponsored ADR				39,756	134,375
Yageo Corp.				1	2	*
					2,279,658

Hotels 1.05%
The Hong Kong & Shanghai Hotels Ltd.				500,000	365,474

Insurance 0.93%
China Life Insurance Co., Ltd., H shares				500,000	323,797	*

Internet 0.84%
Asia Broadband, Inc.				947,000	293,570	*

Investment Trusts 1.75%
iShares MSCI Hong Kong Index Fund				10,000	111,200
iShares MSCI Japan Index Fund				10,000	97,000
iShares MSCI Malaysia Index Fund				10,000	67,300
iShares MSCI Singapore (Free) Index Fund				15,000	102,000
iShares MSCI South Korea Index Fund				5,000	125,000
iShares MSCI Taiwan Index Fund				10,000	107,000
					609,500

Natural Resources 16.91%
Aluminum Corporation of China Ltd., H Shares				1,000,000	647,594
Apac Minerals, Inc.				307,500	85,190	*
Apac Minerals, Inc., Warrants (April 2005)				28,750	0	*
Caledon Resources Corp. plc				900,000	77,371	*
China Energy Ventures Corp.				1,145,350	710,117	*
China NetTV Holdings, Inc. (RS)				500,000	34,650	*
China NetTV Holdings, Inc., Warrants (September 2006) (RS)				500,000	0	*
Continental Minerals Corp.				200,000	172,557	*
Entree Gold, Inc.				200,000	126,647	*
Entree Gold, Inc., Warrants (October 2005)				100,000	0	*
Erdene Gold, Inc.				100,000	56,991	*
Global Alumina Products Corp.				200,000	330,000	*
Global Alumina Products Corp., Warrants (May 2006)				100,000	15,000
Ivanhoe Mines Ltd.				65,000	365,299	*
Jiangxi Copper Co., Ltd.				736,000	431,797
Nu XMP Ventures Ltd., Units				100,000	39,577	*
Nu XMP Ventures Ltd., Warrants (May 2005)				100,000	0	*
Olympus Pacific Minerals, Inc.				340,500	118,589	*
Olympus Pacific Minerals, Inc., Warrants (October 2005)				250,000	7,915	*
Silk Road Resources Ltd.				260,000	107,017	*
Silk Road Resources Ltd., Warrants (June 2005)				130,000	0	*
Spur Ventures, Inc.				500,000	569,913	*
Sterling Group Ventures, Inc.				12,800	8,064	*
Sterling Group Ventures, Inc. (RS)				500,000	277,200	*
Sterling Group Ventures, Inc., Warrants (February 2006) (RS)				500,000	57,000	*
Toledo Mining Corp. plc				2,090,000	75,652	*
TVI Pacific, Inc.				1,185,714	154,860	*
TVI Pacific, Inc., Warrants (November 2005)				1,185,714	79,777	*
Western Canadian Coal Corp.				100,000	213,718	*
Western Canadian Coal Corp., Warrants (April 2005)				50,000	67,281	*
Yanzhou Coal Mining Co., Ltd., H shares				800,000	1,036,150
Yanzhou Coal Mining Co., Ltd., H shares, Sponsored ADR				500	32,850
					5,898,776

Office Supplies 0.00%
China First Pencil Co., Ltd., B shares				1	0	*
Daying Modern Agricultural Co.				1	0	*
					0

Oil & Gas Extraction 8.42%
China Petroleum & Chemical Corp., H Shares				2,000,000	814,301
CNOOC Ltd., ADR				20,000	1,052,000
PetroChina Co., Ltd.				2,000,000	1,070,774
					2,937,075

Pharmaceuticals 0.10%
Dragon Pharmaceuticals, Inc.				40,000	36,400	*

Publishing 0.31%
Lingo Media, Inc.				800,000	109,550	*

Real Estate Developers 10.76%
Cheung Kong Holdings Ltd.				140,000	1,202,857
China Overseas Land & Investment Ltd.				3,500,000	758,518
New World Development Co., Ltd.				1,000,000	942,537
Sun Hung Kai Properties Ltd.				90,000	848,284
					3,752,196

Retail 6.58%
Esprit Holdings Ltd.				220,000	1,125,659
Sa Sa International Holdings Ltd.				2,500,000	1,170,157
Shanghai Friendship Group, Inc., Co., B shares				2	1
					2,295,817

Shipping & Containers 7.25%
China International Marine Containers (Group) Co., Ltd., B shares				324,141	587,753
China Shipping Development Co., Ltd., H Shares				1,400,000	1,193,881
Cosco Pacific Ltd.				449,000	748,516
					2,530,150

Steel Manufacturing 2.37%
Angang New Steel Co., Ltd., H shares				400,000	189,790
Maanshan Iron & Steel Series Co., Ltd.				800,000	353,932
POSCO, ADR				7,500	283,875
					827,597

Telecommunications 5.33%
China Mobile (Hong Kong) Ltd., H shares				300,000	909,837
China Mobile (Hong Kong) Ltd., Sponsored ADR				500	7,650
China Telecom Corp., Ltd.				200,000	64,759
Philippine Long Distance Telephone Co., ADR				35,000	876,400	*
					1,858,646

Transportation 1.50%
Zhejiang Expressway Co., Ltd., H Shares				800,000	523,204

Utilities 3.82%
Beijing Datang Power Generation Co., Ltd.				800,000	651,441
Hong Kong & China Gas Co., Ltd.				361,693	679,499
					1,330,940

Total Common Stocks and Warrants					32,320,734
(cost $27,705,015)

				Principal
REPURCHASE AGREEMENT 6.07%				Amount

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 09/30/04,				$2,118,583	2,118,583
1.73%, due 10/01/04, repurchase price $2,118,685, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $2,118,583)

Total Investments 98.72%					34,439,317
(cost $29,823,598)
Other assets and liabilities, net 1.28%					448,114

NET ASSETS 100%					$34,887,431

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
Portfolio of Investments (unaudited)					September 30, 2004

COMMON STOCKS AND WARRANTS 86.04%				Shares	Value

Aluminum 2.61%
Alcan, Inc.				30,000	$1,434,000
Alcoa, Inc.				30,000	1,007,700
Aluminum Corporation of China Ltd., H Shares				1,000,000	647,594
Global Alumina Products Corp.				800,000	1,320,000	*
Global Alumina Products Corp., Warrants (May 2006)				400,000	60,000	*
					4,469,294

Chemicals - Commodity 1.72%
Georgia Gulf Corp.				40,000	1,783,600
NOVA Chemicals Corp.				30,000	1,157,874
					2,941,474

Chemicals - Diversified 1.58%
Dow Chemical Co.				17,000	768,060
FMC Corp.				40,000	1,942,800	*
					2,710,860

Chemicals - Specialty 1.45%
Acetex Corp.				100,000	700,518	*
Hercules, Inc.				125,000	1,781,250	*
					2,481,768

Coal 5.83%
Adobe Ventures, Inc.				2,100,000	677,366	*+
Adobe Ventures, Inc., Warrants (March 2006)				550,000	0	*
Arch Coal, Inc.				20,000	709,800
CONSOL Energy, Inc.				30,000	1,046,700
Fording Canadian Coal Trust				60,000	3,353,776
Macarthur Coal Ltd.				507,200	1,278,518
NEMI Northern Energy & Mining, Inc.				769,230	821,990	*
NEMI Northern Energy & Mining, Inc., Warrants (May 2005)				769,230	365,329	*
Western Canadian Coal Corp.				460,000	983,100	*
Western Canadian Coal Corp., Warrants (April 2005)				75,000	100,922	*
Western Canadian Coal Corp., Warrants (June 2006)				145,000	137,729	*
Westmoreland Coal Co.				20,000	512,000	*
					9,987,230

Copper 2.63%
African Copper plc (RS)				1,000,000	633,447	*
African Copper plc, Warrants (April 2005) (RS)				500,000	0	*
Amerigo Resources Ltd.				700,100	1,097,240	*
EuroZinc Mining Corp., Special Warrants				834,000	508,315	*
Jiangxi Copper Co., Ltd.				3,382,000	1,984,156
Toledo Mining Corp. plc				8,000,000	289,576	*
					4,512,734

Data Processing & Software 0.02%
Stockgroup Information Systems, Inc.				110,000	33,000	*

Diamond Mining & Exploration 0.13%
Diamond Fields International Ltd.				112,000	49,646	*
Diamond Fields International Ltd., Warrants (November 2006)				112,000	0	*
Diamonds North Resources Ltd.				75,000	53,429	*
Diamonds North Resources Ltd., Warrants (March 2005)				75,000	5,937	*
Metalex Ventures Ltd.				30,000	31,583	*
Vaaldiam Resources Ltd.				250,000	84,102	*
					224,697

Electricity Generation 0.97%
Great Lakes Hydro Income Fund				65,000	855,622
Northland Power Income Fund				85,000	800,649
					1,656,271

Energy - Alternative Sources 0.05%
Hy-Drive Technologies Ltd.				100,000	86,279	*

Ferrochrome 0.00%
Zimasco Consolidated Enterprises Ltd. (RS)				22,000	4,840

Financial Services 0.12%
GMP Capital Corp.				15,000	207,781

Forestry 0.33%
Riverside Forest Products Ltd.				20,000	557,249

Gas Distribution 1.41%
Energy Savings Income Fund				200,000	2,406,301

Gold & Copper Mining 6.82%
European Minerals Corp.				338,250	263,835	*
European Minerals Corp., Warrants (December 2008)				169,125	40,590	*
Ivanhoe Mines Ltd.				350,000	1,966,992	*
Northern Orion Resources, Inc.				2,264,400	5,735,608	*
Northern Orion Resources, Inc., Warrants (March 2005)				250,000	37,598	*
Northern Orion Resources, Inc., Warrants (May 2008)				615,200	779,135	*
Northgate Exploration Ltd.				50,000	94,986	*
Northgate Exploration Ltd., Warrants (December 2006)				729,000	403,926	*
Taseko Mines Ltd.				825,000	1,155,855	*
Taseko Mines Ltd., Warrants (December 2005)				250,000	201,844	*
Taseko Mines Ltd., Warrants (March 2005)				375,000	0	*
Wheaton River Minerals Ltd., Warrants (March 2007)				122,450	232,620	*
Wheaton River Minerals Ltd., Warrants (May 2007)				238,250	460,150	*
Wheaton River Minerals Ltd., Warrants (August 2008)				225,000	308,109	*
					11,681,248

Gold & Nickel Mining 0.04%
Rio Narcea Gold Mines Ltd., Warrants (September 2008)				112,500	63,225	*

Gold Mining 5.33%
Agnico-Eagle Mines Ltd., Warrants (November 2007)				10,000	31,500	*
Apac Minerals, Inc.				86,000	23,825	*
Apac Minerals, Inc., Warrants (April 2005)				43,000	0	*
Apollo Gold Corp.				443,125	361,277	*
Bema Gold Corp.				540,000	1,718,288	*
Bema Gold Corp., Warrants (October 2007)				125,000	237,464	*
Bolivar Gold Corp.				750,000	1,015,158	*
Bolivar Gold Corp., Warrants (August 2008)				250,000	154,351	*
Bolivar Gold Corp., Warrants (March 2008)				180,000	135,354	*
Caledon Resources Corp. plc				1,000,000	85,968	*
China NetTV Holdings, Inc.				153,750	10,762	*
China NetTV Holdings, Inc. (RS)				500,000	34,650	*
China NetTV Holdings, Inc., Warrants (September 2006) (RS)				500,000	0	*
Corona Gold Ltd.				50,000	362
Dumont Nickel, Inc.				500,000	94,986	*
Dumont Nickel, Inc., Warrants (October 2005)				250,000	0	*
Entree Gold, Inc.				160,000	101,318	*
Entree Gold, Inc., Warrants (October 2005)				80,000	0	*
Glencairn Gold Corp.				600,000	327,700	*
Glencairn Gold Corp., Warrants (February 2005)				150,000	4,749	*
Glencairn Gold Corp., Warrants (November 2008)				300,000	56,991	*
Goldcorp, Inc., Warrants (April 2007)				5,000	39,250	*
Kinross Gold Corp., Warrants (December 2007)				135,000	74,801	*
Medoro Resources Ltd.				200,000	23,746	*
Metallica Resources, Inc.				276,000	375,763	*
Metallica Resources, Inc., Warrants (December 2008)				200,000	77,571	*
Mexgold Resources, Inc.				300,000	660,150	*
Mexgold Resources, Inc., Warrants (February 2006)				150,000	33,245	*
Nevada Pacific Gold Ltd.				468,648	370,957	*
Nevsun Resources Ltd., Warrants (May 2005)				50,000	34,036	*
New Sleeper Gold Corp.				200,000	140,895	*
New Sleeper Gold Corp., Warrants (December 2008)				100,000	0	*
Newmont Mining Corp.				10,000	455,300
Olympus Pacific Minerals, Inc.				375,000	130,605	*
Olympus Pacific Minerals, Inc., Warrants (October 2005)				250,000	7,915	*
Placer Dome, Inc.				20,000	397,600
Planet Exploration, Inc.				160,000	94,986	*
Planet Exploration, Inc., Warrants (December 2005)				160,000	0	*
Randgold Resources Ltd., ADR				20,000	197,400	*
Ridge Mining plc				575,000	587,975	*
Silk Road Resources Ltd.				265,000	109,075	*
Silk Road Resources Ltd., Warrants (June 2005)				132,500	0	*
Stingray Resources, Inc.				120,000	83,587	*
Stingray Resources, Inc., Warrants (December 2005)				60,000	0	*
TLC Ventures Corp.				175,000	152,373	*
TLC Ventures Corp., Warrants (May 2005)				87,500	0	*
TVI Pacific, Inc.				2,371,428	309,721	*
TVI Pacific, Inc., Warrants (November 2005)				2,371,428	159,553	*
U.S. Gold Corp.				5,360	2,734	*
UGL Enterprises Ltd.				100,000	26,913	*
UGL Enterprises Ltd., Warrants (January 2006)				50,000	0	*
X-Cal Resources Ltd.				200,000	102,901	*
Yamana Gold, Inc.				25,000	64,313	*
Yamana Gold, Inc., Warrants (July 2008)				12,500	20,283	*
					9,128,351

Industrial Gases 0.79%
Air Products & Chemicals, Inc.				25,000	1,359,500

Iron Ore 0.95%
Labrador Iron Ore Royalty Trust				110,000	1,628,211

Lithium 0.20%
Sterling Group Ventures, Inc.				25,700	16,191	*
Sterling Group Ventures, Inc. (RS)				500,000	277,200	*
Sterling Group Ventures, Inc., Warrants (February 2006) (RS)				500,000	57,000
					350,391

Merchant Banking 0.40%
Endeavour Mining Capital Corp.				273,000	648,276
Endeavour Mining Capital Corp., Warrants (November 2008)				60,000	43,931	*
					692,207

Mining Equipment & Services 1.25%
Dynatec Corp.				1,150,000	1,283,492	*
Joy Global, Inc.				25,000	859,500
					2,142,992

Nickel 0.32%
European Nickel plc				350,000	158,362	*
European Nickel plc, Warrants (September 2005)				175,000	0	*
Inco Ltd.				10,000	390,500	*
					548,862

Oil & Gas Drilling 2.47%
Nabors Industries, Inc.				15,000	710,250	*
Noble Corp.				20,000	899,000	*
Patterson-UTI Energy, Inc.				40,000	762,800
Precision Drilling Corp.				20,000	1,150,000	*
Transocean, Inc.				20,000	715,600	*
					4,237,650

Oil & Gas Equipment & Services 4.89%
CCS Income Trust				80,000	2,276,487
Grant Prideco, Inc.				60,000	1,229,400	*
Lone Star Technologies, Inc.				10,000	378,000	*
Maverick Tube Corp.				40,000	1,232,400	*
Newalta Income Fund				40,000	679,147
Peak Energy Services Trust				125,000	768,789
Total Energy Services Ltd.				160,000	737,088	*
Varco International, Inc.				40,000	1,072,800	*
					8,374,111

Oil & Gas Exploration & Production - Junior 10.41%
Aquest Energy Ltd. (RS)				200,000	345,906	*
Bear Creek Energy Ltd.				110,000	592,077	*
Chamaelo Energy, Inc. (RS)				65,000	256,609
China Energy Ventures Corp.				2,362,000	1,464,440	*
Choice Resources Corp.				2,126,000	959,212	*+
Choice Resources Corp., Warrants (December 2004)				110,000	0	*
Choice Resources Corp., Warrants (March 2006)				1,000,000	0	*
Cinch Energy Corp., S/R (RS)				600,000	356,196
Eastshore Energy Ltd., Class A				450,000	979,538	*
Elgin Resources, Inc.				600,000	664,899	*
Elgin Resources, Inc., Warrants (March 2006)				250,000	0	*
Galleon Energy, Inc., Class A				50,000	405,667	*
Grove Energy Ltd.				1,000,000	324,534	*
Grove Energy Ltd., Warrants (April 2006)				600,000	4,749	*
Hawk Energy Corp.				100,000	265,168	*
Hawk Energy Corp. (RS)				100,000	251,910	*
High Point Resources, Inc.				400,000	598,409	*
Kensington Energy Ltd.				800,000	468,595	*
Ketch Resources Ltd.				90,000	961,729	*
Midnight Oil & Gas Ltd.				150,000	1,207,504	*
Mustang Resources, Inc.				70,000	448,807	*
Mustang Resources, Inc. (RS)				50,000	304,547	*
Pacific Stratus Ventures Ltd. (RS)				3,000,000	902,363	*+
Pan-Ocean Energy Corp., Ltd.				50,000	852,891
Peregrine Energy Ltd., Special Warrants (RS)				277,750	501,262
Quadra Resources Corp.				2,000,000	280,000	*
Rock Creek Resources Ltd.				548,400	976,689	*+
StarPoint Energy Ltd.				400,000	1,567,262	*
Tempest Energy Corp., Class A				200,000	914,236	*
TriLoch Resources, Inc., Class A (RS)				100,000	187,992	*
West Energy Ltd. (RS)				571,500	791,645
					17,834,836

Oil & Gas Exploration & Production - Senior 6.18%
Apache Corp.				60,000	3,006,600
Chesapeake Energy Corp.				65,000	1,028,950
CNOOC Ltd., ADR				10,000	526,000
Novy Neft II Limited				60,000	735,000
Pogo Producing Co.				25,000	1,186,250
Quicksilver Resources, Inc.				40,000	1,306,800	*
Talisman Energy, Inc.				70,000	1,816,836
Ultra Petroleum Corp.				20,000	981,000	*
					10,587,436

Oil & Gas - Integrated 0.78%
Petro-Canada				15,000	780,544
Sasol Ltd., Sponsored ADR				30,000	561,600
					1,342,144

Oil & Gas Refining & Marketing 0.47%
Valero Energy Corp.				10,000	802,100

Oil & Gas Royalty Trusts 12.02%
Acclaim Energy Trust				130,000	1,524,993
Bonavista Energy Trust				180,000	3,688,764
Enerplus Resources Fund				120,000	3,902,394
Focus Energy Trust				230,000	3,291,566
Harvest Energy Trust				80,000	1,316,500
Paramount Energy Trust				60,000	757,510
Progress Energy Trust				115,000	1,360,866
San Juan Basin Royalty Trust				62,000	1,891,620
Vermillion Energy Trust				180,000	2,846,717
					20,580,930

Platinum Group Metals 4.22%
African Minerals, Special Warrants (RS)				12,500	75,000	*
Anooraq Resources Corp.				500,000	751,969	*
Anooraq Resources Corp., Warrants (March 2006)				175,000	0	*
Aquarius Platinum Ltd. (RS)				6,862	29,087
Lundin Mining Corp.				275,000	1,741,402	*
Osmium Holdings S.A. (RS)				104	10,400
South Atlantic Ventures Ltd., Warrants (December 2004)				25,000	113,785	*
Southern African Resources plc				6,000,000	3,447,764	*
Southern Platinum Corp.				625,000	1,024,063	*
SouthernEra Resources Ltd., Warrants (November 2006)				100,000	27,704	*
					7,221,174

Polymetallic 0.16%
Altius Minerals Corp., Warrants (July 2005)				100,000	142,478	*
Farallon Resources Ltd.				200,000	129,814	*
					272,292

Potash & Agricultural Fertilizers 0.30%
Spur Ventures, Inc.				450,000	512,922	*

Power Technology 0.17%
Dynex Power, Inc. (RS)				660,000	292,817	*
Dynex Power, Inc. Warrants (August 2006) (RS)				330,000	0	*
					292,817

Propane Distribution 1.27%
Superior Plus Income Fund				100,000	2,174,378

Pulp & Paper 1.34%
Aracruz Celulose S.A., ADR				30,000	993,600
Sappi Ltd., Sponsored ADR				50,000	716,000
Smurfit-Stone Container Corp.				30,000	581,100	*
					2,290,700

Shipping & Containers 0.38%
Teekay Shipping Corp.				15,000	646,350

Silver Mining 1.80%
Chap Mercantile, Inc.				25,000	15,831	*
Chap Mercantile, Inc., S/R (RS)				4,450,000	2,817,905	*
Pan American Silver Corp., Warrants (February 2008)				27,000	247,912	*
					3,081,648

Steel 2.02%
Algoma Steel, Inc.				200,000	3,466,973	*

Uranium 0.46%
Cameco Corp.				10,000	794,317

Zinc 1.75%
Breakwater Resources Ltd.				4,500,000	1,816,599	*
Breakwater Resources Ltd., Warrants (January 2009)				2,100,000	390,628	*
Noranda Income Fund				90,000	797,879
					3,005,106

Total Common Stocks and Warrants					147,392,649
(cost $117,866,644)

PURCHASED OPTIONS 0.54%				Contracts

Copper 0.16%
Phelps Dodge Corp., Strike Price 95, Call, Expiration Jan. 2006				200	274,000
(premium $240,300)

Gold Mining 0.10%
Placer Dome, Inc., Strike Price 25, Call, Expiration Jan. 2006				1,100	165,000
(premium $130,481)

Oil & Gas Drilling 0.01%
Rowan Companies, Inc., Strike Price 30, Call, Expiration Jan. 2005 (premium $20,600)				400	22,000

Oil & Gas Equipment & Services 0.20%
Halliburton Co., Strike Price 25, Call, Expiration Jan. 2005 (premium $305,200)				400	344,000

Oil & Gas Refinery & Marketing 0.07%
Valero Energy Corp., Strike Price 70, Call, Expiration Jan. 2005 (premium $95,300)				100	122,500

Total Purchased Options					927,500
(cost $791,881)

RIGHTS 0.00%				Shares

Agricultural Chemicals 0.00%
IMC Global, Inc., Rights (June 2009)				3,800	0
(cost $0)

				Principal
CONVERTIBLE DEBENTURES 0.10%				Amount

Gold Mining 0.07%
Bolivar Gold Corp.				$250,000	118,732

Oil & Gas Exploration & Production - Junior 0.03%
Catalina Energy Corp.				100,000	51,451

Total Convertible Debentures					170,183
(cost $255,608)

Total Securities					148,490,332

REPURCHASE AGREEMENT 13.42%

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 09/30/04,				22,992,469	22,992,469
1.73%, due 10/01/04, repurchase price $22,993,574, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $22,992,469)

Total Investments 100.10%					171,482,801
(cost $141,906,602)
Other assets and liabilities, net (0.10)%					(166,879)

NET ASSETS 100%					$171,315,922

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND
Portfolio of Investments (unaudited)					September 30, 2004

COMMON STOCKS AND WARRANTS 90.68%				Shares	Value

Chemicals & Allied Products 1.04%
Acetex Corp.				413,200	$2,894,542	*

Data Processing & Software 0.11%
Stockgroup Information Systems, Inc.				1,000,000	300,000	*

Diamond Mining & Exploration 1.96%
Aber Diamond Corp.				75,000	2,585,982	*
Diagem International Resource Corp.				800,000	132,980	*
Diamond Fields International Ltd.				1,140,000	505,323	*
Diamond Fields International Ltd., Warrants (November 2006)				512,000	0	*
Diamonds North Resources Ltd.				1,865,000	1,328,610	*+
Diamonds North Resources Ltd., Warrants (March 2005)				300,000	23,746	*
Metalex Ventures Ltd.				70,000	73,693	*
Shore Gold, Inc.				175,000	374,006
Tahera Diamond Corp.				800,000	212,134	*
Vaaldiam Resources Ltd.				750,000	252,305	*
					5,488,779

Diamonds & Gold Retail 0.25%
Tiffany & Co.				22,500	691,650

Financial Services 0.96%
GMP Capital Corp.				93,400	1,293,782
NETeller plc				304,800	1,376,347	*
					2,670,129

Gold/Mineral Exploration & Development 26.62%
Alamos Gold, Inc.				1,830,000	4,562,869	*
American Gold Capital Corp.				200,000	158,309	*
Amerix Precious Metals Corp.				425,000	94,194	*
Amerix Precious Metals Corp., Warrants (December 2005)				212,500	0	*
AMT International Mining Corp.				1,000,000	13,456	*
Apac Minerals, Inc.				1,250,000	346,301	*
Atikwa Minerals Corp.				1,333,333	87,070	*
Atikwa Minerals Corp., Warrants (July 2005)				1,333,333	0	*
Bendigo Mining NL				685,000	362,211	*
Bolivar Gold Corp.				7,569,000	10,244,976	*+
Bolivar Gold Corp., Warrants (March 2008)				810,000	609,095	*
Bolivar Gold Corp., Warrants (August 2008)				1,665,000	1,027,981	*
Caledon Resources Corp. plc				5,700,000	490,017	*
Candente Resource Corp.				190,000	82,717	*
Candente Resource Corp., Warrants (June 2005)				95,000	0	*
Central African Gold plc				4,000,000	271,477	*
Chilean Gold Ltd. (RS)				500,000	0	*
Continental Minerals Corp.				310,000	267,463	*
Continental Precious Minerals, Inc.				200,000	15,831	*
Corona Gold Ltd.				812,500	5,885	*
Dumont Nickel, Inc.				1,525,000	289,706	*
Dumont Nickel, Inc., Warrants (October 2005)				750,000	0	*
Dynatec Corp.				1,275,000	1,423,002	*
ECU Silver Mining, Inc.				900,000	284,957	*
Erdene Gold, Inc.				400,000	227,965	*
European Minerals Corp.				1,070,000	834,600	*
European Minerals Corp., Warrants (December 2008)				400,000	96,000	*
Farallon Resources Ltd.				2,090,000	1,356,552	*
First Point Minerals Corp.				1,040,000	205,802	*
Fortress Minerals Corp.				100,000	40,765	*
Gabriel Resources Ltd.				100,000	151,977	*
Gallery Gold Ltd.				900,000	202,094	*
Glencairn Gold Corp.				1,777,500	970,812	*
Glencairn Gold Corp., Warrants (February 2005)				600,000	18,997	*
Glencairn Gold Corp., Warrants (November 2008)				792,500	150,552	*
Gold Fields Ltd., ADR				106,000	1,446,900
Gold Reserve, Inc.				200,000	929,275	*
Gold Summit Corp.				200,000	23,746	*
Gold Summit Corp., Warrants (January 2005)				100,000	0	*
Great Basin Gold Ltd.				1,330,000	2,105,513	*
Guinor Gold Corp.				1,535,000	1,300,075	*
Herald Resources Ltd.				1,000,000	492,558	*
High River Gold Mines Ltd.				500,000	736,138	*
Inca Pacific Resources, Inc.				1,418,000	95,405	*
Inca Pacific Resources, Inc., Warrants (November 2006)				900,000	0	*
Ivanhoe Mines Ltd.				1,277,800	7,181,210	*
Ivanhoe Mines Ltd., Warrants (December 2005)				36,300	21,837	*
Laurion Gold, Inc.				15,000	1,187	*
Laurion Gold, Inc., Special Warrants				4,000,000	316,619	*
LionOre Mining International Ltd.				96,820	488,947	*
Lundin Mining Corp.				1,489,370	9,431,242	*
Medoro Resources Ltd.				530,000	62,928	*
Meridian Gold, Inc.				120,000	1,999,573	*
Metallic Ventures Gold, Inc.				1,050,100	1,570,973	*
Metallic Ventures Gold, Inc., Warrants (March 2009)				50,000	7,025	*
Metallica Resources, Inc.				315,000	428,860	*
Metallica Resources, Inc., Warrants (December 2008)				495,000	191,990	*
Mexgold Resources, Inc.				417,500	918,708	*
Mexgold Resources, Inc., Warrants (February 2006)				200,000	44,327	*
Moss Lake Gold Mines Ltd.				2,260,000	339,890	*+
Nevada Pacific Gold Ltd.				3,484,335	2,758,012	*+
New Sleeper Gold Corp.				480,000	338,149	*
New Sleeper Gold Corp., Warrants (December 2008)				150,000	0	*
Odyssey Resources Ltd.				1,000,000	94,986	*
Olympus Pacific Minerals, Inc.				675,000	235,089	*
Olympus Pacific Minerals, Inc., Warrants (October 2005)				500,000	15,831	*
Oxus Gold plc				750,000	661,726	*
Pacific Rim Mining Corp.				4,030,500	2,903,109	*+
Planet Exploration, Inc.				300,000	178,098	*
Planet Exploration, Inc., Warrants (December 2005)				300,000	0	*
Platte River Gold, Special Warrants (RS)				595,000	1,190,000	*
QGX Ltd.				305,000	649,424	*
Radius Gold, Inc.				600,000	607,908	*
Red Back Mining, Inc., Special Warrants (RS)				200,000	292,872	*
Ridge Mining plc				1,180,000	1,206,627	*
Rio Narcea Gold Mines Ltd.				525,000	1,300,708	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)				604,250	339,587	*
Romarco Minerals, Inc.				2,148,000	510,072	*+
Rubicon Minerals Corp.				200,000	242,213	*
Rubicon Minerals Corp., Warrants (February 2005)				100,000	22,163	*
Solitario Resources Corp.				230,000	291,289	*
Southwestern Resources Corp.				25,000	284,363	*
St. Andrew Goldfields Ltd.				3,582,877	652,283	*
St. Andrew Goldfields Ltd., Warrants (December 2004)				1,000,000	0	*
Stingray Resources, Inc.				300,000	208,968	*
Stingray Resources, Inc., Warrants (December 2005)				150,000	0	*
Stratagold Corp.				625,000	207,781	*
Stratagold Corp., Warrants (November 2005)				312,500	0	*
Strongbow Exploration, Inc.				820,000	356,987	*
Sydney Resource Corp.				600,000	159,101	*
Sydney Resources Corp., Warrants (April 2005)				300,000	0	*
Tenke Mining Corp.				100,000	213,718	*
TLC Ventures Corp.				535,000	465,825	*
TLC Ventures Corp., Warrants (May 2005)				250,000	0	*
TVI Pacific, Inc.				2,551,428	333,230	*
TVI Pacific, Inc., Warrants (November 2005)				2,371,428	159,553	*
U.S. Gold Corp.				221,240	112,832	*
Verena Minerals Corp.				1,000,000	94,986	*
Verena Minerals Corp., Warrants (May 2005)				500,000	0	*
Western Exploration & Development Ltd., 144A, Special Warrants (RS)				600,000	30,000	*
Western Prospector Group Ltd.				900,000	847,746	*+
White Knight Resource Ltd.				500,000	415,562	*
X-Cal Resources Ltd.				1,951,000	1,003,799	*
					74,413,156

Intermediate & Junior Gold Producers 34.38%
Agnico-Eagle Mines Ltd.				7,500	106,562
Agnico-Eagle Mines Ltd., Warrants (November 2007)				600,900	1,892,835	*
Apollo Gold Corp.				3,189,950	2,600,743	*+
Apollo Gold Corp., Warrants (December 2006)				333,500	0	*
Bema Gold Corp.				3,188,400	10,145,535	*
Bema Gold Corp., Warrants (October 2007)				3,133,500	5,952,745	*
Cambior, Inc.				699,500	2,134,948	*
Cambior, Inc., Units (RS)				250,000	761,863	*
Cambior, Inc., Warrants (August 2008)				171,785	217,561	*
Emperor Mines Ltd.				700,000	309,297	*
Frontier Pacific Mining Corp.				1,237,500	401,611	*
Frontier Pacific Mining Corp., S/R				800,000	259,627	*
Frontier Pacific Mining Corp., Warrants (April 2006)				200,000	0	*
Glamis Gold Ltd.				300,000	5,619,108	*
Goldcorp, Inc.				180,000	2,494,797
Goldcorp, Inc., Warrants (April 2007)				132,300	1,038,555	*
Goldcorp, Inc., Warrants (May 2009)				177,000	2,467,226	*
Golden Star Resources Ltd.				150,000	787,193	*
Golden Star Resources Ltd., Warrants (February 2007)				15,000	33,720	*
Hecla Mining Co.				210,000	1,562,400	*
IAMGOLD Corp.				385,000	3,084,023
Kinross Gold Corp., Warrants (December 2007)				2,725,500	1,510,152	*
Northern Orion Resources, Inc.				6,621,300	16,771,421	*+
Northern Orion Resources, Inc., Warrants (March 2005)				2,000,000	300,788	*
Northern Orion Resources, Inc., Warrants (May 2008)				2,447,450	3,099,632	*
Northgate Exploration Ltd.				815,000	1,548,265	*
Northgate Exploration Ltd., Warrants (December 2006)				3,457,000	1,769,407	*
Queenstake Resources Ltd.				2,000,000	1,044,841	*
Randgold Resources Ltd., ADR				364,000	3,592,680	*
Resolute Mining Ltd.				1,000,000	905,438	*
Resolute Mining Ltd., Warrants (June 2005)				278,333	94,757	*
Sino Gold Ltd.				530,000	698,708	*
Troy Resources NL				208,800	446,171
Wheaton River Minerals Ltd.				3,445,720	10,827,964	*
Wheaton River Minerals Ltd., Warrants (March 2007)				1,776,850	3,375,502	*
Wheaton River Minerals Ltd., Warrants (May 2007)				2,270,625	4,385,424	*
Wheaton River Minerals Ltd., Warrants (August 2008)				1,543,710	2,113,918	*
Yamana Gold, Inc.				512,500	1,318,419	*
Yamana Gold, Inc., Warrants (July 2008)				265,000	430,008	*
					96,103,844

Merchant Banking 1.32%
Endeavour Mining Capital Corp.				1,455,500	3,456,287	+
Endeavour Mining Capital Corp., Warrants (November 2008)				307,000	224,779	*
					3,681,066

Metal & Mineral Mining 16.64%
African Minerals, Special Warrants (RS)				112,500	675,000	*
AfriOre Ltd.				1,020,000	314,877	*
AfriOre Ltd., Warrants (March 2005)				500,000	0	*
Algoma Steel, Inc.				90,000	1,560,138	*
Amarc Resources Ltd.				454,545	215,876	*
Amarc Resources Ltd., Warrants (January 2005)				454,545	0	*
Amerigo Resources Ltd.				1,260,000	1,974,750	*
Amerigo Resources Ltd., Warrants (June 2005)				537,500	553,093	*
Anooraq Resources Corp.				2,397,600	3,605,842	*
Anooraq Resources Corp., Warrants (March 2006)				325,000	0	*
Aquarius Platinum Ltd.				50,000	240,846
Aquarius Platinum Ltd. (RS)				60,045	254,525	*
Arizona Star Resource Corp.				111,000	476,210	*
Breakwater Resources Ltd.				1,925,000	777,101	*
Breakwater Resources Ltd., Warrants (January 2009)				815,000	151,601	*
Chap Mercantile, Inc.				99,750	63,165	*
Chap Mercantile, Inc., S/R (RS)				7,250,000	4,590,968	*
Corriente Resources, Inc.				425,000	1,177,425	*
Elgin Resources, Inc.				1,170,000	1,296,553	*
Elgin Resources, Inc., Warrants (March 2006)				500,000	0	*
European Nickel plc				400,000	180,985	*
European Nickel plc, Warrants (September 2005)				200,000	0	*
FNX Mining Co., Inc.				660,000	3,343,492	*
Harmony Gold Mining Co. Ltd., ADR				112,000	1,525,440
International Uranium Corp.				490,000	1,780,267	*
Jiangxi Copper Co., Ltd.				4,882,000	2,864,178
Latin American Copper plc				3,000,000	169,673	*+
North American Tungsten Corp., Ltd.				930,000	132,505	*
Northern Dynasty Minerals Ltd.				400,000	1,792,061	*
Osmium Holdings S.A. (RS)				891	89,100
Pacific North West Capital Corp.				1,418,966	561,589	*
Pacific North West Capital Corp., Warrants (June 2005)				150,000	0	*
Pacific North West Capital Corp., Warrants (October 2005)				187,500	0	*
Pan American Silver Corp., Warrants (February 2008)				256,650	2,356,544	*
Peru Copper Corp., Convertible Shares (RS)				53,500	74,900	*
Peru Copper Corp., Units (RS)				142,500	199,500	*
South Atlantic Ventures Ltd., Warrants (December 2004)				75,000	341,354	*
Southern African Resources plc				15,995,000	9,191,165	*+
Southern Platinum Corp.				250,000	409,625	*
SouthernEra Resources Ltd., Warrants (November 2006)				100,000	27,704	*
Taseko Mines Ltd.				2,300,000	3,222,385	*
Taseko Mines Ltd., Warrants (March 2005)				500,000	0	*
Toledo Mining Corp. plc				6,000,000	217,182	*
UGL Enterprises Ltd.				200,000	53,825	*
UGL Enterprises Ltd., Warrants (January 2006)				100,000	0	*
Zimasco Consolidated Enterprises Ltd. (RS)				192,500	42,350
					46,503,794

Oil & Gas Extraction 1.23%
BlackRock Ventures, Inc.				300,000	1,612,380	*
China Energy Ventures Corp.				157,550	97,681	*
China Energy Ventures Corp. (RS)				2,000,000	1,091,200	*
Choice Resources Corp.				575,000	259,429	*
Choice Resources Corp., Warrants (December 2004)				275,000	0	*
Pacific Stratus Ventures Ltd.				150,000	47,493	*
Pacific Stratus Ventures Ltd. (RS)				1,125,000	338,386	*
					3,446,569

Senior Gold Producers 6.17%
Barrick Gold Corp.				50,000	1,052,000
Freeport-McMoRan Copper & Gold, Inc., Class B				35,000	1,417,500
Newmont Mining Corp.				100,000	4,553,000
Placer Dome, Inc.				514,000	10,218,320
					17,240,820

Total Common Stocks and Warrants					253,434,349
(cost $184,520,321)

PURCHASED OPTIONS 0.99%				Contracts

Senior Gold Producers 0.99%
Barrick Gold Corp., Strike Price 25, Call, Expiration, Jan. 2005				2,600	91,000
(premium $339,593)
Barrick Gold Corp., Strike Price 30, Call, Expiration, Jan. 2006				2,250	191,250
(premium $385,500)
Placer Dome, Inc., Strike Price 15, Call, Expiration Jan. 2005				3,350	1,708,500
(premium $539,778)
Placer Dome, Inc., Strike Price 25, Call, Expiration Jan. 2006				5,200	780,000
(premium $615,288)
					2,770,750

Total Purchased Options					2,770,750
(cost $1,880,159)

RIGHTS 0.01%				Shares

Intermediate & Junior Gold Producers 0.01%
Emperor Mines Ltd., Rights (November 2004)				280,000	32,451
(cost $34,380)

				Principal
CONVERTIBLE DEBENTURES 0.52%				Amount

Gold/Mineral Exploration & Development 0.52%
Bolivar Gold Corp.				$750,000	356,196
Century Mining Corp. (RS)				1,400,000	1,108,165	*
					1,464,361

Total Convertible Debentures					1,464,361
(cost $1,600,799)

Total Securities					257,701,911

REPURCHASE AGREEMENT 6.85%

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 09/30/04,				19,145,463	19,145,463
1.73%, due 10/01/04, repurchase price $19,146,373, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $19,145,463)

Total Investments 99.05%					276,847,374
(cost $207,181,122)
Other assets and liabilities, net 0.95%					2,650,894

NET ASSETS 100%					$279,498,268

See notes to portfolios of investments.

GOLD SHARES FUND
Portfolio of Investments (unaudited)					September 30, 2004

COMMON STOCKS AND WARRANTS 89.86%				Shares	Value

Diamond Mining & Exploration 1.18%
Aber Diamond Corp.				22,000	$758,555	*
Diamond Fields International Ltd.				326,000	144,505	*
Diamond Fields International Ltd., Warrants (November 2006)				176,000	0	*
					903,060

Diamonds & Gold Retail 0.30%
Tiffany & Co.				7,500	230,550

Financial Services 1.10%
GMP Capital Corp.				12,000	166,225
NETeller plc				149,200	673,724	*
					839,949

Gold Mining 73.10%
Agnico-Eagle Mines Ltd.				2,500	35,521
Agnico-Eagle Mines Ltd., Warrants (November 2007)				221,100	696,465	*
Apollo Gold Corp.				1,479,000	1,205,818	*
Apollo Gold Corp., Warrants (December 2006)				166,500	0	*
Barrick Gold Corp.				20,000	420,800
Bema Gold Corp.				1,291,000	4,107,981	*
Bema Gold Corp., Warrants (October 2007)				1,651,600	3,137,563	*
Cambior, Inc.				347,800	1,061,382	*
Cambior, Inc., Units (RS)				86,600	263,909	*
Cambior, Inc., Warrants (August 2008)				220,615	279,403	*
Compania de Minas Buenaventura S.A., ADR				18,400	437,000
Durban Roodepoort Deep Ltd., ADR				100,000	201,100	*
Glamis Gold Ltd.				110,000	2,060,332	*
Glencairn Gold Corp.				472,500	258,064	*
Glencairn Gold Corp., Warrants (February 2005)				250,000	7,915	*
Glencairn Gold Corp., Warrants (November 2008)				222,500	42,269	*
Gold Fields Ltd., ADR				179,000	2,443,350
Goldcorp, Inc.				190,000	2,633,397
Goldcorp, Inc., Warrants (April 2007)				80,500	631,925	*
Goldcorp, Inc., Warrants (May 2009)				108,000	1,505,426	*
Golden Star Resources Ltd., Warrants (February 2007)				5,000	11,240	*
Guinor Gold Corp.				750,000	635,216	*
Harmony Gold Mining Co. Ltd., ADR				143,000	1,947,660
Hecla Mining Co.				60,000	446,400	*
IAMGOLD Corp.				25,000	200,250
Ivanhoe Mines Ltd.				433,000	2,433,451	*
Ivanhoe Mines Ltd., Warrants (December 2005)				11,200	6,738	*
Kinross Gold Corp., Warrants (December 2007)				1,419,500	786,520	*
Meridian Gold, Inc.				55,000	916,674	*
Mexgold Resources, Inc.				112,500	247,556	*
Mexgold Resources, Inc., Warrants (February 2006)				50,000	11,082	*
Newmont Mining Corp.				45,000	2,048,850
Northern Orion Resources, Inc.				2,127,200	5,388,093	*
Northern Orion Resources, Inc., Warrants (May 2008)				947,750	1,200,301	*
Northgate Exploration Ltd.				385,000	731,389	*
Northgate Exploration Ltd., Warrants (December 2006)				252,000	139,629	*
Northgate Exploration Ltd., Warrants (December 2006)				984,500	490,945	*
Pacific Rim Mining Corp.				1,027,500	740,110	*
Placer Dome, Inc.				205,000	4,075,375
Queenstake Resources Ltd.				786,400	410,831	*
Randgold Resources Ltd., ADR				200,000	1,974,000	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)				176,250	99,052	*
Sino Gold Ltd.				150,000	197,747	*
Wheaton River Minerals Ltd.				855,180	2,687,351	*
Wheaton River Minerals Ltd., Warrants (March 2007)				1,828,000	3,472,672	*
Wheaton River Minerals Ltd., Warrants (May 2007)				849,125	1,639,977	*
Wheaton River Minerals Ltd., Warrants (August 2008)				550,990	754,512	*
Yamana Gold, Inc.				152,500	392,310	*
Yamana Gold, Inc., Warrants (July 2008)				131,500	213,381	*
					55,728,932

Investment Trust 0.05%
Gold Bullion Ltd.				1,000	41,715	*

Merchant Banking 1.90%
Endeavour Mining Capital Corp.				575,500	1,366,605
Endeavour Mining Capital Corp., Warrants (November 2008)				107,000	78,343	*
					1,444,948

Metal & Mineral Mining 12.23%
Algoma Steel, Inc.				10,000	173,349	*
Breakwater Resources Ltd.				365,000	147,346	*
Breakwater Resources Ltd., Warrants (January 2009)				655,000	121,839	*
Chap Mercantile, Inc.				30,250	19,155	*
Chap Mercantile, Inc., S/R (RS)				1,900,000	1,203,150	*
FNX Mining Co., Inc.				358,780	1,817,542	*
Freeport-McMoRan Copper & Gold, Inc., Class B				15,000	607,500
Impala Platinum Holdings Ltd.				7,500	601,112
Inco Ltd.				17,500	683,375	*
LionOre Mining International Ltd.				36,000	181,802	*
Lundin Mining Corp.				353,930	2,241,216	*
Pan American Silver Corp., Warrants (February 2008)				118,650	1,089,437	*
South Atlantic Ventures Ltd., Warrants (December 2004)				50,000	227,569	*
Southern Platinum Corp.				125,000	204,813	*
TVI Pacific, Inc.				20,000	2,612	*
					9,321,817

Total Common Stocks and Warrants					68,510,971
(cost $48,796,977)

PREFERRED STOCK 0.70%

Gold Mining 0.70%
Freeport-McMoRan Copper & Gold, Inc., Depositary Shares
representing 0.05 shares of Gold-Denominated Preferred Stock				12,500	532,500
(cost $449,619)

PURCHASED OPTIONS 1.39%				Contracts

Gold Mining 1.39%
Barrick Gold Corp., Strike Price 25, Call, Expiration, Jan. 2005 (premium $182,857)				1,400	49,000
Barrick Gold Corp., Strike Price 30, Call, Expiration, Jan. 2006 (premium $133,500)				750	63,750
Placer Dome, Inc., Strike Price 15, Call, Expiration Jan. 2005 (premium $248,112)				1,650	841,500
Placer Dome, Inc., Strike Price 25, Call, Expiration Jan. 2006 (premium $82,863)				700	105,000
					1,059,250

Total Purchased Options					1,059,250
(cost $647,332)

				Principal
CONVERTIBLE DEBENTURE 0.10%				Amount

Gold Mining 0.31%
Century Mining Corp. (RS)				$300,000	237,464	*
(cost $219,772)

Total Securities					70,340,185

REPURCHASE AGREEMENT 8.56%

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 09/30/04,				6,522,483	6,522,483
1.73%, due 10/01/04, repurchase price $6,522,796, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $6,522,483)

Total Investments 100.82%					76,862,668
(cost $56,636,183)
Other assets and liabilities, net (0.82)%					(623,603)

NET ASSETS 100%					$76,239,065

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) September 30, 2004

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	SPDR Standard & Poor's Depositary Receipt
GDR Global Depositary Receipt	S/R Subscription Receipt
ZCB Zero Coupon Bond

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2004.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

For information on the funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual report.

Joint Tri-Party Repurchase Agreements

The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at September 30, 2004 were:

Credit Suisse First Boston repurchase agreement, 09/30/04, 1.73%, due 10/01/04:
Total principal amount: $20,000,000; Total repurchase price: $20,000,961
Collateral:
$7,485,000 U.S. Treasury Bond, 12.0%, 08/15/13
$8,098,000 U.S. Treasury Note, 3.375%, 01/05/07
(total collateral market value, including accrued interest, of $20,400,674)

UBS Financial Services, Inc. repurchase agreement, 09/30/04, 1.73%, due 10/01/04:
Total principal amount: $93,531,411 ; Total repurchase price: $93,535,906
Collateral:
$24,924,000 U.S. Treasury Bonds, interest rate range 5.25% -12.00%, maturity date range 02/15/06 - 02/15/31
67,737,000 U.S. Treasury Notes, interest rate range 1.25% - 7.875%, maturity date range 10/31/04 - 08/15/14
                 (total collateral market value, including accrued interest, of $95,402,205)

Portfolio Tax Information

The following table presents the income tax basis of the securities owned at September 30, 2004, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation

U.S. Treasury Securities Cash	$110,345,893	$ -	$ -	$ -
U.S. Government Securities Savings	434,816,995	-	-	-
Near-Term Tax Free	18,312,111	363,924	(17,837)	346,087
Tax Free	27,414,792	1,087,863	(6,029)	1,081,834
All American Equity	17,087,935	2,141,073	(332,311)	1,808,762
China Region Opportunity	29,823,598	5,529,990	(914,271)	4,615,719
Global Resources	141,906,602	32,816,668	(3,240,469)	29,576,199
World Precious Minerals	207,181,122	84,152,043	(14,485,791)	69,666,252
Gold Shares	56,636,183	22,402,496	(2,176,011)	20,226,485

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the quarter ended September 30, 2004.

	Shares of Affiliated Companies
	June 30, 2004	Additions	Reductions	September 30, 2004
China Region Opportunity Fund
Capital Alliance Group, Inc.	1,673,332	-	(73,000)	1,600,332

At September 30, 2004, the value of investments in affiliated companies was $658,703 representing 1.89% of net assets, and the total cost was $349,318. Net realized gains on transactions were $11,681, and there was no income earned for the period.

	Shares of Affiliated Companies
	June 30, 2004	Additions	Reductions	September 30, 2004
Global Resources Fund
Adobe Ventures, Inc.	3,200,000	-	(1,100,000)	2,100,000
Choice Resources Corp.	2,142,000	-	(16,000)	2,126,000
Pacific Stratus Ventures	3,000,000	-	-	3,000,000
Rock Creek Resources Ltd.	548,400	-	-	548,400

At September 30, 2004, the value of investments in affiliated companies was $3,515,630, representing 2.05% of net assets, and the total cost was $4,245,750. Net realized gains on transactions were $9,183, and there was no income earned for the period.

	Shares of Affiliated Companies
	June 30, 2004	Additions	Reductions	September 30, 2004
World Precious Minerals Fund
Apollo Gold Corp.	3,876,625	48,500	(735,175)	3,189,950	(a)
Bolivar Gold Corp.	6,444,000	1,125,000	-	7,569,000
Diamonds North Resources Ltd.	1,800,000	65,000	-	1,865,000
Endeavour Mining Capital Corp.	1,434,500	21,000	-	1,455,500
Latin America Copper plc	3,000,000	-	-	3,000,000
Moss Lake Gold Mines Ltd.	2,250,000	10,000	-	2,260,000
Nevada Pacific Gold Ltd.	2,500,000	1,165,135	(180,800)	3,484,335
Northern Orion Resources, Inc.	6,225,800	395,500	-	6,621,300
Pacific Rim Mining Corp.	3,935,000	95,500	-	4,030,500
Romarco Minerals, Inc.	2,130,000	18,000	-	2,148,000
South African Resources plc	15,910,000	85,000	-	15,995,000	(a)
Western Prospector Group Ltd.	900,000	-	-	900,000

At September 30, 2004, the value of investments in affiliated companies was $39,329,796 representing 14.07% of net assets, and the total cost was $28,491,707. Net realized gains on transactions were $85,132 and there was no income earned for the period.

(a) At September 30, 2004, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

SECURITY
	Acquisition	Cost per
China Region Opportunity Fund	Date	Share
Common Stocks and Warrants
China NetTV Holdings, Inc.	10/06/03	$0.04
China NetTV Holdings, Inc., Warrants (September 2005)	10/06/03	$0.02
Sterling Group Ventures, Inc.	02/12/04	$0.35
Sterling Group Ventures, Inc., Warrants (February 2006)	02/12/04	$0.15

At September 30, 2004, the total cost of restricted securities was $280,000, and the total value was $368,850, representing 1.06% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share
Common Stocks and Warrants

African Copper plc	04/20/04	$0.63
African Copper plc, Warrants (April 2005)	04/20/04	$0.00
African Minerals, Special Warrants	07/09/03	$6.00
Aquarius Platinum Ltd.	03/05/03	$5.68
Aquest Energy Ltd.	05/28/04	$2.01
Chamaelo Energy, Inc.	06/14/04	$2.92
Chap Merchantile, Inc., S/R	01/23/2004 - 01/30/04	$0.30
China NetTV Holdings, Inc.	10/06/03	$0.04
China NetTV Holdings, Inc., Warrants (September 2005)	10/06/03	$0.02
Cinch Energy Corp., S/R	06/08/04	$0.56
Dynex Power, Inc.	08/09/04	$0.34
Dynex Power, Inc., Warrants (August 2006)	08/09/04	$0.00
Hawk Energy Corp.	06/23/04	$2.06
Mustang Resources, Inc.	01/26/04	$4.80
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Pacific Stratus Ventures Ltd.	06/22/04	$0.29
Peregrine Energy Ltd., Special Warrants	05/26/01	$1.97
Sterling Group Ventures, Inc.	02/12/04	$0.35
Sterling Group Ventures, Inc., Warrants (February 2006)	02/12/04	$0.15
TriLoch Resources, Inc., Class A	06/09/04	$1.96
West Energy Ltd.	03/08/04	$1.32
Zimasco Consolidated Enterprises Ltd.	06/15/95-09/30/99	$3.73

At September 30, 2004, the total cost of restricted securities was $6,531,648, and the total value was $8,130,776, representing 4.75% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share
Common Stocks and Warrants
African Minerals, Special Warrants	07/09/03	$6.00
Aquarius Platinum Ltd.	03/05/03	$5.68
Cambior, Inc., Units	09/29/04	$2.95
Chap Merchantile, Inc., S/R	01/23/04 - 01/30/04	$0.30
Chilean Gold Ltd.	01/17/97	$1.10
China Energy Ventures Corp.	05/07/04	$0.50
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Pacific Stratus Ventures Ltd.	06/22/04	$0.29
Peru Copper Corp., Convertible Shares	03/22/04	$1.40
Peru Copper Corp., Units	03/22/04	$1.40
Platte River Gold, Special Warrants	03/01/04-06/07/04	$1.50
Red Back Mining, Inc., Special Warrants	05/28/04	$1.46
Western Exploration & Development Ltd., 144A, Special Warrants	08/14/97	$0.50
Zimasco Consolidated Enterprises Ltd.	06/15/95-09/30/99	$3.73
Convertible Debenture
Century Mining Corp.	08/27/04	$0.73

At September 30, 2004, the total cost of restricted securities was $10,468,910, and the total value was $10,738,829, representing 3.84% of net assets.

	Acquisition	Cost per
Gold Shares	Date	Share
Common Stocks and Warrants
Cambior, Inc., Units	09/24/04	$2.95
Chap Merchantile, Inc., S/R	01/23/04 - 01/30/04	$0.30
Convertible Debenture
Century Mining Corp.	08/27/04	$0.73

At September 30, 2004, the total cost of restricted securities was $1,049,986, and the total value was $1,704,523, representing 2.24% of net assets.

Item 2. Controls and Procedures

1.	The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.	There was no change in the registrant's internal control over financial reporting that occurred in the registrant's first fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By:    /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:  November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:  November 29, 2004

By:    /s/Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date:  November 29, 2004